Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000241887 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Innovators ETF
Class Name	BNY Mellon Innovators ETF
Trading Symbol	BKIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Innovators ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Innovators ETF	$27	0.50%*
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 18,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	3.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$18	50	3.25%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  At a meeting on August 12, 2025, the Board of Trustees of BNY Mellon ETF Trust (the “Trust”) approved the closing and liquidation of the Fund, a series of the Trust. Accordingly, the Fund completed the liquidation of its assets, ceased operations, and distributed proceeds to shareholders of record effective on September 19, 2025 (the “Liquidation Date”). Shareholders of record of the Fund on the Liquidation Date received cash equal to the net asset value of their shares as of such date.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s prospectus dated  June 30, 2025 as supplemented on August 12, 2025 at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined or upon request at 1-833-383-2696 or by calling your financial adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s prospectus dated  June 30, 2025 as supplemented on August 12, 2025 at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined
C000241888 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Women’s Opportunities ETF
Class Name	BNY Mellon Women’s Opportunities ETF
Trading Symbol	BKWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Women’s Opportunities ETF (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Women’s Opportunities ETF	$26	0.50%*
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 17,000,000
Holdings Count | Holding	49
Investment Company Portfolio Turnover	13.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$17	49	13.09%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  At a meeting on August 12, 2025, the Board of Trustees of BNY Mellon ETF Trust (the “Trust”) approved the closing and liquidation of the Fund, a series of the Trust. Accordingly, the Fund completed the liquidation of its assets, ceased operations, and distributed proceeds to shareholders of record effective on September 19, 2025 (the “Liquidation Date”). Shareholders of record of the Fund on the Liquidation Date received cash equal to the net asset value of their shares as of such date.
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s prospectus dated  June 30, 2025 as supplemented on August 12, 2025 at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined or upon request at 1-833-383-2696 or by calling your financial adviser.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025 . For more complete information, you may review the Fund’s prospectus dated  June 30, 2025 as supplemented on August 12, 2025 at bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/us/en/individual/products/merged-or-liquidated-funds.html#undefined

[1]	Annualized.
[2]	Annualized.